Significant Accounting Policies Basis of Presentation (Details Narrative)	9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) Segment	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Cash equivalents	$ 0		$ 0
Write-off			152,432
Raw materials			23,623
Finished goods			123,094
Packaging			5,715
Impairment of intangible assets	0		1,450,000	$ 300,000
Research and development expense	98,091	$ 128,241	1,637,117	1,079,362
Operating loss carry forwards			7,110,329
Inventory write-downs expired	$ 23,794
nventory write-off			152,432
Number of reportable segments | Segment	2
Allowance for doubtful collections
Impairment of goodwill			0
Goodwill			941,937	$ 941,937
Operating loss carry forwards valuation allowance			$ 7,110,329
Subsidiary Issuer [Member] | Nonconsolidated Investees, Other [Member]
Property, Plant and Equipment [Line Items]
Equity method ownership percentage	50.00%
Parent Company [Member] | Equity Method [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Equity method ownership percentage	20.00%
Parent Company [Member] | Equity Method [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Equity method ownership percentage	50.00%